Intangible Assets, Net	6 Months Ended
Mar. 31, 2024
Intangible Assets Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

Intangible assets, net consist of the following:

		As of
	Useful life	March 31, 2024	September 30, 2023
		(Unaudited)
Land use rights	50 years	$249,018	$246,434
Software	3 years	20,904	20,687
Total		269,922	267,121
Less: accumulated amortization		(122,270)	(118,537)
Intangible assets, net		$147,652	$148,584

Amortization expense was $2,495 and $2,577 for the six months ended March 31, 2024 and 2023, respectively.

Estimated future amortization expense for intangible assets is as follows:

Twelve months ending March 31,	Amortization expense

2025	$4,980
2026	4,980
2027	4,980
2028	4,980
2029	4,980
Thereafter	122,752
$147,652